Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST II /MA/
Prospectus Date	rr_ProspectusDate	Feb. 10, 2014
Supplement [Text Block]	nmst2_SupplementTextBlock

NUVEEN NEW JERSEY MUNICIPAL BOND FUND
NUVEEN NEW YORK MUNICIPAL BOND FUND

SUPPLEMENT DATED FEBRUARY 13, 2014

TO THE PROSPECTUS DATED FEBRUARY 10, 2014

The following changes apply to Nuveen New Jersey Municipal Bond Fund and Nuveen New York Municipal Bond Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on February 20, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen New Jersey Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst2_SupplementTextBlock

NUVEEN NEW JERSEY MUNICIPAL BOND FUND
NUVEEN NEW YORK MUNICIPAL BOND FUND

SUPPLEMENT DATED FEBRUARY 13, 2014

TO THE PROSPECTUS DATED FEBRUARY 10, 2014

The following changes apply to Nuveen New Jersey Municipal Bond Fund and Nuveen New York Municipal Bond Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on February 20, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen New York Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst2_SupplementTextBlock

NUVEEN NEW JERSEY MUNICIPAL BOND FUND
NUVEEN NEW YORK MUNICIPAL BOND FUND

SUPPLEMENT DATED FEBRUARY 13, 2014

TO THE PROSPECTUS DATED FEBRUARY 10, 2014

The following changes apply to Nuveen New Jersey Municipal Bond Fund and Nuveen New York Municipal Bond Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on February 20, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.